OTHER INFORMATION (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share options [member]
IfrsStatementLineItems [Line Items]
Total rights as of December 31, 2023	933,233	1,031,893
Awarded during the period		15,567
Issued during the period
Cash settled during the period
Exercised during the period
Forfeited during the period	(8,953)	(114,227)
Total rights as of December 31, 2024	924,280	933,233
Vested	655,910	566,326
Unvested	268,370	366,907
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Total rights as of December 31, 2023	558,867	787,874
Awarded during the period		7,974
Issued during the period	(149,639)	(193,275)
Cash settled during the period	(46,511)	(1,529)
Exercised during the period
Forfeited during the period	(4,587)	(42,177)
Total rights as of December 31, 2024	358,130	558,867
Vested	89,573	196,150
Unvested	268,557	362,717
Deferred Payments Right [Member]
IfrsStatementLineItems [Line Items]
Total rights as of December 31, 2023	8,903,209	8,813,162
Awarded during the period		163,458
Issued during the period
Cash settled during the period
Exercised during the period
Forfeited during the period	(93,989)	(73,411)
Total rights as of December 31, 2024	8,809,220	8,903,209
Vested	6,214,402	5,330,973
Unvested	2,594,818	3,572,236